T. ROWE PRICE Limited Duration Inflation Focused Bond Fund
August 31, 2022 (Unaudited)
1
Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 1.8%
Auto Backed 0.4%
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class C
1.06%, 8/18/26  4,965 4,707
Carvana Auto Receivables Trust
Series 2022-P1, Class A4
3.52%, 2/10/28  9,880 9,404
Santander Drive Auto Receivables Trust
Series 2020-4, Class C
1.01%, 1/15/26  8,070 7,970
Santander Retail Auto Lease Trust
Series 2019-C, Class C
2.39%, 11/20/23 (1) 4,158 4,155
26,236
Collaterized Debt Obligation 1.0%
Barings
Series 2013-IA, Class AR, CLO, FRN
3M USD LIBOR + 0.80%, 3.51%, 1/20/28 (1) 9,647 9,551
KKR
Series 13, Class A1R, CLO, FRN
3M USD LIBOR + 0.80%, 3.54%, 1/16/28 (1) 3,257 3,239
KKR
Series 13, Class B1R, CLO, FRN
3M USD LIBOR + 1.15%, 3.89%, 1/16/28 (1) 3,420 3,356
Madison Park Funding XXXVII
Series 2019-37A, Class AR, CLO, FRN
3M USD LIBOR + 1.07%, 3.582%, 7/15/33 (1) 6,780 6,660
Magnetite XVI
Series 2015-16A, Class AR, CLO, FRN
3M USD LIBOR + 0.80%, 3.54%, 1/18/28 (1) 21,795 21,497
Magnetite XXV
Series 2020-25A, Class A, CLO, FRN
3M USD LIBOR + 1.20%, 3.983%, 1/25/32 (1) 8,400 8,287
OZLM VIII
Series 2014-8A, Class A1R3, CLO, FRN
3M USD LIBOR + 0.98%, 3.72%, 10/17/29 (1) 24,254 24,023
76,613
Other Asset-Backed Securities 0.3%
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1) 2,063 1,966
Elara HGV Timeshare Issuer
Series 2017-A, Class A
2.69%, 3/25/30 (1) 1,151 1,115
T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

Par/Shares $ Value
(Amounts in 000s)
‡
HPEFS Equipment Trust
Series 2021-2A, Class C
0.88%, 9/20/28 (1) 11,555 10,909
Santander Retail Auto Lease Trust
Series 2022-A, Class B
1.61%, 1/20/26 (1) 6,005 5,610
Sierra Timeshare Receivables Funding
Series 2019-3A, Class A
2.34%, 8/20/36 (1) 1,882 1,797
21,397
Student Loan 0.1%
Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68 (1) 5,415 5,166
Navient Private Education Refi Loan Trust
Series 2021-EA, Class A
0.97%, 12/16/69 (1) 5,723 5,018
10,184
Total Asset-Backed Securities (Cost $138,353) 134,430
CORPORATE BONDS 1.6%
Automotive 0.1%
Nissan Motor Acceptance, 1.125%, 9/16/24 (1) 4,471 4,134
4,134
Banking 0.3%
Credit Suisse, 4.75%, 8/9/24  18,635 18,563
18,563
Cable Operators 0.0%
Charter Communications Operating, 4.908%, 7/23/25  3,715 3,706
3,706
Drugs 0.1%
Viatris, 1.65%, 6/22/25  8,585 7,825
7,825
Health Care 0.3%
HCA, 5.375%, 2/1/25  18,390 18,574
18,574
Insurance 0.1%
MassMutual Global Funding II, 4.15%, 8/26/25 (1) 5,172 5,159
5,159
Oil Field Services 0.1%
Energy Transfer, 2.90%, 5/15/25  9,820 9,304
9,304
Utilities 0.4%
Edison International, 4.70%, 8/15/25  18,040 17,851

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

Par/Shares $ Value
(Amounts in 000s)
‡
NextEra Energy Capital Holdings, 4.255%, 9/1/24  12,145 12,137
29,988
Wireless Communications 0.2%
Sprint, 7.125%, 6/15/24  15,990 16,510
16,510
Total Corporate Bonds (Cost $114,341) 113,763
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 0.1%
Financial 0.1%
DAE Funding, 1.55%, 8/1/24 (1) 5,500 5,145
Total Foreign Government Obligations & Municipalities (Cost
$5,481) 5,145
MUNICIPAL SECURITIES 0.5%
California 0.0%
California State Univ., Series B, 0.563%, 11/1/24  4,220 3,935
3,935
Colorado 0.0%
Denver City & County Airport System, Series C, 0.877%, 11/15/23  785 758
Denver City & County Airport System, Series C, 1.115%, 11/15/24  1,225 1,156
1,914
Georgia 0.0%
Atlanta Water & Wastewater, 0.271%, 11/1/22  670 667
Atlanta Water & Wastewater, 0.407%, 11/1/23  670 645
Atlanta Water & Wastewater, 0.616%, 11/1/24  670 626
1,938
Illinois 0.3%
Illinois, Series A, GO, 2.84%, 10/1/23  20,095 19,785
19,785
Michigan 0.1%
Michigan Fin. Auth., Series A-1, 1.086%, 6/1/23  1,450 1,413
Michigan Fin. Auth., Series A-1, 1.376%, 6/1/24  3,425 3,229
4,642
New York 0.0%
New York Transportation Dev., Terminal 4 JFK Int'l. Airport,
Series B, 1.61%, 12/1/22  715 712
712
Texas 0.0%
Dallas Area Rapid Transit, 0.397%, 12/1/22  670 666
Dallas Area Rapid Transit, 0.541%, 12/1/23  485 467
Dallas Area Rapid Transit, 0.761%, 12/1/24  380 356
1,489

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

Par/Shares $ Value
(Amounts in 000s)
‡
West Virginia 0.1%
Tobacco Settlement Fin. Auth., Class 1 Senior Bonds, Series A,
1.193%, 6/1/23  2,000 1,961
Tobacco Settlement Fin. Auth., Class 1 Senior Bonds, Series A,
1.497%, 6/1/24  2,680 2,563
4,524
Total Municipal Securities (Cost $40,140) 38,939
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 4.4%
Commercial Mortgage-Backed Securities 0.5%
Atrium Hotel Portfolio Trust
Series 2017-ATRM, Class A, ARM
1M USD LIBOR + 0.93%, 3.321%, 12/15/36 (1) 8,480 8,289
Atrium Hotel Portfolio Trust
Series 2017-ATRM, Class B, ARM
1M USD LIBOR + 1.50%, 3.891%, 12/15/36 (1) 12,725 12,280
Atrium Hotel Portfolio Trust
Series 2017-ATRM, Class C, ARM
1M USD LIBOR + 1.65%, 4.041%, 12/15/36 (1) 3,860 3,706
BX Commercial Mortgage Trust
Series 2019-IMC, Class C, ARM
1M USD LIBOR + 1.60%, 3.991%, 4/15/34 (1) 11,895 11,419
New Orleans Hotel Trust
Series 2019-HNLA, Class C, ARM
1M USD LIBOR + 1.589%, 3.98%, 4/15/32 (1) 3,488 3,300
38,994
Home Equity Loans Backed 0.2%
Flagstar Mortgage Trust
Series 2021-5INV, Class A5, CMO, ARM
2.50%, 7/25/51 (1) 12,228 11,132
11,132
Whole Loans Backed 3.7%
Angel Oak Mortgage Trust I
Series 2019-2, Class A1, CMO, ARM
3.628%, 3/25/49 (1) 108 107
Bayview Mortgage Fund IVc Trust
Series 2017-RT3, Class A, ARM
3.50%, 1/28/58 (1) 6,063 5,921
Bayview MSR Opportunity Master Fund Trust
Series 2021-2, Class A5, CMO, ARM
2.50%, 6/25/51 (1) 11,520 10,474
COLT Funding
Series 2021-6, Class A1, CMO, ARM
1.907%, 12/25/66 (1) 18,730 16,822

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Connecticut Avenue Securities
Series 2017-C02, Class 2ED3, CMO, ARM
1M USD LIBOR + 1.35%, 3.794%, 9/25/29  742 741
Connecticut Avenue Securities
Series 2017-C04, Class 2ED2, CMO, ARM
1M USD LIBOR + 1.10%, 3.544%, 11/25/29  10,791 10,728
Connecticut Avenue Securities
Series 2017-C05, Class 1ED3, CMO, ARM
1M USD LIBOR + 1.20%, 3.644%, 1/25/30  604 603
Connecticut Avenue Securities
Series 2017-C06, Class 1M2B, CMO, ARM
1M USD LIBOR + 2.65%, 5.094%, 2/25/30  6,641 6,652
Connecticut Avenue Securities
Series 2018-C03, Class 1EB2, CMO, ARM
1M USD LIBOR + 0.85%, 3.294%, 10/25/30  12,412 12,353
Connecticut Avenue Securities
Series 2018-C03, Class 1ED2, CMO, ARM
1M USD LIBOR + 0.85%, 3.294%, 10/25/30  777 773
Connecticut Avenue Securities Trust
Series 2022-R01, Class 1M1, CMO, ARM
SOFR30A + 1.00%, 3.183%, 12/25/41 (1) 11,523 11,382
CSMC Trust
Series 2021-RPL6, Class A1, CMO, ARM
2.00%, 10/25/60 (1) 9,967 9,026
Freddie Mac Whole Loan Securities Trust
Series 2017-SC01, Class M1, CMO, ARM
3.654%, 12/25/46 (1) 1,000 971
Galton Funding Mortgage Trust
Series 2018-1, Class A23, CMO, ARM
3.50%, 11/25/57 (1) 905 853
Galton Funding Mortgage Trust
Series 2018-2, Class A31, CMO, ARM
4.50%, 10/25/58 (1) 975 947
Galton Funding Mortgage Trust
Series 2020-H1, Class A3, CMO, ARM
2.617%, 1/25/60 (1) 6,188 5,900
GS Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1, CMO, ARM
1.945%, 7/25/44 (1) 117 117
GS Mortgage-Backed Securities Trust
Series 2021-PJ6, Class A8, CMO, ARM
2.50%, 11/25/51 (1) 21,211 19,011
GS Mortgage-Backed Securities Trust
Series 2022-GR1, Class A5, CMO, ARM
2.50%, 6/25/52 (1) 24,280 21,871
JPMorgan Mortgage Trust
Series 2019-INV2, Class A3, CMO, ARM
3.50%, 2/25/50 (1) 905 858

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

Par/Shares $ Value
(Amounts in 000s)
‡
MetLife Securitization Trust
Series 2017-1A, Class A, CMO, ARM
3.00%, 4/25/55 (1) 2,575 2,481
MetLife Securitization Trust
Series 2018-1A, Class A, CMO, ARM
3.75%, 3/25/57 (1) 7,084 6,826
Mill City Mortgage Loan Trust
Series 2017-2, Class A1, CMO, ARM
2.75%, 7/25/59 (1) 1,129 1,119
New Residential Mortgage Loan Trust
Series 2019-NQM5, Class A3, CMO, ARM
3.065%, 11/25/59 (1) 1,938 1,825
NYMT Loan Trust
Series 2022-CP1, Class A1, CMO
2.042%, 7/25/61 (1) 10,741 10,045
OBX Trust
Series 2019-EXP1, Class 1A3, CMO, ARM
4.00%, 1/25/59 (1) 1,470 1,399
OBX Trust
Series 2019-EXP3, Class 2A1, CMO, ARM
1M USD LIBOR + 0.90%, 3.344%, 10/25/59 (1) 1,286 1,253
OBX Trust
Series 2019-EXP3, Class 2A2, CMO, ARM
1M USD LIBOR + 1.10%, 3.544%, 10/25/59 (1) 1,168 1,141
OBX Trust
Series 2020-EXP1, Class 1A9, CMO, ARM
3.50%, 2/25/60 (1) 2,652 2,459
OBX Trust
Series 2020-EXP1, Class 2A1, CMO, ARM
1M USD LIBOR + 0.75%, 3.194%, 2/25/60 (1) 825 801
OBX Trust
Series 2020-INV1, Class A21, CMO, ARM
3.50%, 12/25/49 (1) 1,309 1,233
OBX Trust
Series 2022-NQM1, Class A1, CMO, ARM
2.305%, 11/25/61 (1) 9,032 8,174
Oceanview Mortgage Trust
Series 2022-1, Class A5, CMO, ARM
2.50%, 12/25/51 (1) 11,403 10,272
Sequoia Mortgage Trust
Series 2018-CH1, Class A2, CMO, ARM
3.50%, 3/25/48 (1) 958 903
Sequoia Mortgage Trust
Series 2018-CH2, Class A3, CMO, ARM
4.00%, 6/25/48 (1) 778 755
Sequoia Mortgage Trust
Series 2018-CH3, Class A2, CMO, ARM
4.00%, 8/25/48 (1) 347 343

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

Par/Shares $ Value
(Amounts in 000s)
‡
SG Residential Mortgage Trust
Series 2019-3, Class A3, CMO, ARM
3.082%, 9/25/59 (1) 1,886 1,854
SG Residential Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
1.16%, 7/25/61 (1) 13,208 11,329
Starwood Mortgage Residential Trust
Series 2020-1, Class A3, CMO, ARM
2.562%, 2/25/50 (1) 4,722 4,522
Structured Agency Credit Risk Debt Notes
Series 2022-DNA1, Class M1A, CMO, ARM
SOFR30A + 1.00%, 3.183%, 1/25/42 (1) 20,249 19,802
Towd Point Mortgage Trust
Series 2016-1, Class A3B, CMO, ARM
3.00%, 2/25/55 (1) 67 67
Towd Point Mortgage Trust
Series 2017-1, Class A1, CMO, ARM
2.75%, 10/25/56 (1) 799 792
Towd Point Mortgage Trust
Series 2017-2, Class A1, CMO, ARM
2.75%, 4/25/57 (1) 701 695
Towd Point Mortgage Trust
Series 2017-4, Class A1, CMO, ARM
2.75%, 6/25/57 (1) 5,698 5,518
Towd Point Mortgage Trust
Series 2017-6, Class A1, CMO, ARM
2.75%, 10/25/57 (1) 8,490 8,244
Towd Point Mortgage Trust
Series 2018-1, Class A1, CMO, ARM
3.00%, 1/25/58 (1) 1,581 1,544
Towd Point Mortgage Trust
Series 2018-5, Class A1A, CMO, ARM
3.25%, 7/25/58 (1) 2,244 2,191
Verus Securitization Trust
Series 2019-INV3, Class A3, CMO, ARM
3.10%, 11/25/59 (1) 4,333 4,186
Verus Securitization Trust
Series 2020-1, Class A3, CMO, STEP
2.724%, 1/25/60 (1) 5,384 5,237
Verus Securitization Trust
Series 2021-3, Class A1, CMO, ARM
1.046%, 6/25/66 (1) 11,457 10,149
Verus Securitization Trust
Series 2021-8, Class A2, CMO, ARM
2.286%, 11/25/66 (1) 4,858 4,334

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Wells Fargo Mortgage Backed Securities Trust
Series 2021-RR1, Class A3, CMO, ARM
2.50%, 12/25/50 (1) 9,382 8,447
276,050
Total Non-U.S. Government Mortgage-Backed Securities (Cost
$349,882) 326,176
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 0.0%
U.S. Government Agency Obligations 0.0%
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.625%, 3.875%, 7/1/38  7 7
12M USD LIBOR + 1.961%, 2.461%, 2/1/33  — —
12M USD LIBOR + 1.982%, 2.268%, 2/1/34  1 1
12M USD LIBOR + 2.03%, 2.275%, 11/1/36  16 17
1Y CMT + 2.219%, 2.344%, 10/1/33  — —
Federal National Mortgage Assn., ARM
12M USD LIBOR + 1.34%, 1.59%, 12/1/35  4 5
12M USD LIBOR + 1.584%, 1.834%, 12/1/35  11 11
12M USD LIBOR + 1.671%, 2.046%, 2/1/33  — —
12M USD LIBOR + 1.687%, 2.84%, 7/1/34  1 1
12M USD LIBOR + 1.715%, 1.965%, 10/1/32 - 12/1/32  15 15
12M USD LIBOR + 1.726%, 1.976%, 9/1/32  1 1
12M USD LIBOR + 1.77%, 2.145%, 12/1/35  1 2
12M USD LIBOR + 1.78%, 2.03%, 1/1/34  5 5
12M USD LIBOR + 1.83%, 3.172%, 8/1/38  8 8
12M USD LIBOR + 1.853%, 4.103%, 8/1/38  6 6
12M USD LIBOR + 1.892%, 2.142%, 12/1/35  4 4
1Y CMT + 2.00%, 2.125%, 1/1/35  — —
1Y CMT + 2.125%, 3.875%, 7/1/33  — —
ECOFC + 1.254%, 2.358%, 7/1/27  — —
Federal National Mortgage Assn., CMO, STEP, 5.11%, 1/25/32  — —
Federal National Mortgage Assn., UMBS, 7.00%, 10/1/23  — —
83
U.S. Government Obligations 0.0%
Government National Mortgage Assn.
8.50%, 7/15/24 - 6/20/27  22 22
Government National Mortgage Assn., CMO, 3.50%, 5/20/49  3,047 2,964
2,986
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $3,176) 3,069

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

Par/Shares $ Value
(Amounts in 000s)
‡
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 89.1%
U.S. Treasury Obligations 89.1%
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/24  80,047 78,834
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/24  518,670 510,404
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/25 (2) 891,884 872,792
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/25  840,024 823,880
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/26  282,292 275,367
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/26  96,790 94,779
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/26  336,017 328,300
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/27  1,836,142 1,782,492
U.S. Treasury Inflation-Indexed Notes, 0.25%, 1/15/25  590,215 580,900
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/23  315,112 312,108
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/27  200,611 197,633
U.S. Treasury Inflation-Indexed Notes, 0.50%, 4/15/24  225,351 222,887
U.S. Treasury Inflation-Indexed Notes, 0.625%, 1/15/26  396,851 394,122
U.S. Treasury Inflation-Indexed Notes, 0.625%, 7/15/32  97,386 96,731
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $6,824,276) 6,571,229
SHORT-TERM INVESTMENTS 0.6%
Money Market Funds 0.6%
T. Rowe Price Government Reserve Fund, 2.36% (3)(4) 45,597 45,597
Total Short-Term Investments (Cost $45,597) 45,597
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
Exchange-Traded Options Purchased 0.0%
Description Contracts
Notional
Amount $ Value
U.S. Treasury Notes ten year futures contracts, Put,
9/23/22 @ $116.00 (5) 1,268 148,237 733
Total Options Purchased (Cost $624) 733
Total Investments in Securities 98.1%
(Cost $7,521,870) $ 7,239,081
Other Assets Less Liabilities 1.9% 138,854
Net Assets 100.0% $ 7,377,935

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$421,113 and represents 5.7% of net assets.
(2) At August 31, 2022, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(3) Seven-day yield
(4) Affiliated Companies
(5) Non-income producing
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
12M USD LIBOR Twelve month USD LIBOR (London interbank offered rate)
1Y CMT One year U.S. Treasury note constant maturity
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
CPI Consumer Price Index
ECOFC Enterprise 11th District COFI Replacement Index
FRN Floating Rate Note
GO General Obligation
NZD New Zealand Dollar
SEK Swedish Krona
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

(Amounts in 000s)
SWAPS 1.9%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 1.6%
Zero-Coupon Inflation Swaps 1.6%
Bank of America, 3 Year Zero-Coupon
Inflation Swap Pay Fixed 1.600% at
maturity, Receive Variable (Change in CPI)
at maturity, 2/21/23 148,955 15,262 — 15,262
Citibank, 3 Year Zero-Coupon Inflation
Swap Pay Fixed 1.422% at Maturity,
Receive Variable (Change in CPI) at
Maturity, 10/7/22 147,805 16,360 — 16,360
Citibank, 3 Year Zero-Coupon Inflation
Swap Pay Fixed 1.434% at maturity,
Receive Variable (Change in CPI) at
maturity, 10/8/22 73,903 8,124 — 8,124
Citibank, 3 Year Zero-Coupon Inflation
Swap Pay Fixed 1.435% at maturity,
Receive Variable (Change in CPI) at
maturity, 10/8/22 73,903 8,122 — 8,122
Citibank, 3 Year Zero-Coupon Inflation
Swap Pay Fixed 1.487% at maturity,
Receive Variable (Change in CPI) at
maturity, 2/26/23 84,383 8,985 — 8,985
Citibank, 3 Year Zero-Coupon Inflation
Swap Pay Fixed 1.592% at maturity,
Receive Variable (Change in CPI) at
maturity, 2/20/23 117,403 12,045 — 12,045
Citibank, 3 Year Zero-Coupon Inflation
Swap Pay Fixed 1.593% at maturity,
Receive Variable (Change in CPI) at
maturity, 2/18/23 66,385 6,778 — 6,778
Citibank, 3 Year Zero-Coupon Inflation
Swap Pay Fixed 1.596% at maturity,
Receive Variable (Change in CPI) at
maturity, 2/18/23 90,615 9,242 — 9,242
Goldman Sachs, 3 Year Zero-Coupon
Inflation Swap Pay Fixed 1.605% at
maturity, Receive Variable (Change in CPI)
at maturity, 2/21/23 122,539 12,537 — 12,537

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
UBS Investment Bank, 5 Year Zero-
Coupon Inflation Swap Pay Fixed 2.290%
at maturity, Receive Variable (Change in
CPI) at maturity, 6/5/23 201,300 16,961 12,316 4,645
Total Bilateral Zero-Coupon Inflation Swaps 12,316 102,100
Total Bilateral Swaps 12,316 102,100
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.3%
Zero-Coupon Inflation Swaps 0.3%
2 Year Zero-Coupon Inflation Swap Pay
Fixed 3.113% at maturity, Receive Variable
(Change in CPI) at maturity, 8/22/24 77,055 79 — 79
2 Year Zero-Coupon Inflation Swap Pay
Fixed 3.129% at maturity, Receive Variable
(Change in CPI) at maturity, 8/22/24 77,055 56 1 55
2 Year Zero-Coupon Inflation Swap Pay
Fixed 3.135% at maturity, Receive Variable
(Change in CPI) at maturity, 8/3/23 153,500 9,331 — 9,331
2 Year Zero-Coupon Inflation Swap Pay
Fixed 3.320% at Maturity, Receive Variable
(Change in CPI) at Maturity, 8/30/24 77,055 (447) — (447)
3 Year Zero-Coupon Inflation Swap Pay
Fixed 1.563% at maturity, Receive Variable
(Change in CPI) at maturity, 2/25/23 91,720 9,540 — 9,540
3 Year Zero-Coupon Inflation Swap Pay
Fixed 2.953% at maturity, Receive Variable
(Change in CPI) at maturity, 8/3/24 61,134 4,151 — 4,151
3 Year Zero-Coupon Inflation Swap Pay
Fixed 2.960% at maturity, Receive Variable
(Change in CPI) at maturity, 8/2/24 39,667 2,695 — 2,695
Total Centrally Cleared Zero-Coupon Inflation Swaps 25,404
Total Centrally Cleared Swaps 25,404
Net payments (receipts) of variation margin to date (25,529)
Variation margin receivable (payable) on centrally cleared swaps $ (125)

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 10/21/22 USD 18,743 AUD 26,955 $ 285
Citibank 9/23/22 USD 18,367 SEK 185,775 920
Goldman Sachs 10/21/22 NZD 12,070 USD 7,654 (270)
Goldman Sachs 10/21/22 USD 7,556 NZD 12,070 172
HSBC Bank 10/21/22 AUD 26,955 USD 18,966 (509)
HSBC Bank 10/21/22 NZD 30,080 USD 18,871 (468)
HSBC Bank 10/21/22 USD 18,711 NZD 30,080 309
Morgan Stanley 9/23/22 SEK 185,775 USD 18,309 (862)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (423)

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 1,513 U.S. Treasury Notes five year contracts 12/22 167,671 $ (581)
Short, 4,964 U.S. Treasury Notes ten year contracts 12/22 (580,323) 2,287
Long, 2,853 U.S. Treasury Notes two year contracts 12/22 594,360 (813)
Short, 272 Ultra U.S. Treasury Notes ten year
contracts 12/22 (34,051) 164
Short, 1,491 Three month SOFR contracts 3/23 (358,790) 668
Long, 1,491 Three month SOFR contracts 3/24 359,797 (769)
Net payments (receipts) of variation margin to date 146
Variation margin receivable (payable) on open futures contracts $ 1,102

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 2.36% $ —# $ — $ 1,558+
Supplementary Investment Schedule
Affiliate
Value
05/31/22
Purchase
Cost
Sales
Cost
Value
08/31/22
T. Rowe Price Government
Reserve Fund, 2.36% $ 296,534  ¤  ¤ $ 45,597^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $1,558 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $45,597.

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Limited Duration Inflation Focused Bond Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 7,192,751 $ — $ 7,192,751
Short-Term Investments 45,597 — — 45,597
Options Purchased 733 — — 733
Total Securities 46,330 7,192,751 — 7,239,081
Swaps* — 140,267 — 140,267
Forward Currency Exchange
Contracts — 1,686 — 1,686
Futures Contracts* 3,119 — — 3,119
Total $ 49,449 $ 7,334,704 $ — $ 7,384,153
Liabilities
Swaps* $ — $ 447 $ — $ 447
Forward Currency Exchange
Contracts — 2,109 — 2,109
Futures Contracts* 2,163 — — 2,163
Total $ 2,163 $ 2,556 $ — $ 4,719
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities, U.S.
Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
F161-054Q1 08/22